Short-Term Deposit (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Short-Term Deposit (Textual)
Short-term deposit maturity period	12 months
Short-term deposit bear interest rate percentage	1.00%
Short-term deposit	$ 3,498